Note 7 - CMBS Structured Pass Through Certificates	9 Months Ended
Sep. 30, 2020
CMBS Structured Pass Through Certificates [Member]
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
7.
CMBS Structured Pass Through Certificates

As of
September 30, 2020,
the Company held
six
CMBS I/O Strips at fair value. These CMBS I/O Strips consist of interest only tranches of Freddie Mac structured pass through certificates with underlying portfolios of fixed-rate mortgage loans secured by stabilized multifamily properties.

The following table presents the CMBS I/O Strips as of
September 30, 2020 (
in thousands):

	Investment
Investment	Date	Carrying Value	Property Type	Interest Rate	Current Yield	Maturity Date
CMBS I/O Strips
CMBS I/O Strip	4/15/2020	$929	Multifamily	3.52%	12.66%	1/25/2037
CMBS I/O Strip	4/15/2020	862	Multifamily	3.03%	13.25%	12/25/2037
CMBS I/O Strip	5/18/2020	2,526	Multifamily	2.09%	14.90%	9/25/2046
CMBS I/O Strip	8/6/2020	8,913	Multifamily	0.10%	13.18%	6/25/2030
CMBS I/O Strip	8/6/2020	1,882	Multifamily	0.10%	14.19%	6/25/2030
CMBS I/O Strip	8/6/2020	24,733	Multifamily	3.09%	13.49%	5/25/2048
Total		$39,845

The following table presents activity related to the Company's CMBS I/O Strips (in thousands):

	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2020
Interest income	$441	$521
Change in unrealized gain on CMBS structured pass through certificates	(200)	101
	$241	$622